Share-based payments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-based payments

26. Share-based payments

Annual Performance Plan

Under the IHG Annual Performance Plan (APP), eligible employees (including Executive Directors) can receive all or part of their bonus in the form of deferred shares and/or receive one-off awards of shares. Deferred shares are released on the third anniversary of the award date. Under the terms of awards that are referred to in this note, a fixed percentage of the award is made in the form of shares. Awards under the APP are conditional on the participants remaining in the employment of a participating company or leaving for a qualifying reason as per the plan rules. The award of deferred shares under the APP is at the discretion of the Remuneration Committee.

The number of shares is calculated by dividing a specific percentage of the participant’s annual performance-related award by the middle market quoted prices on the three consecutive dealing days immediately preceding the date of grant. A number of executives participated in the APP during the year and conditional rights over 234,918 (2016: 335,775, 2015: 265,285) shares were awarded to participants. In 2017 this number included 79,471 (2016: 103,071, 2015: 58,338) shares awarded as part of recruitment terms or for one-off individual awards.

New plan rules for the APP were approved by shareholders at the AGM on 2 May 2014, and apply to awards made in respect of the 2015 and subsequent financial years. The new plan rules contain substantially the same terms as the superseded plan rules.

Long Term Incentive Plan

The Long Term Incentive Plan (LTIP) allows Executive Directors and eligible employees to receive conditional share awards, which normally have a vesting period of three years.

Performance-related awards: Awards to the Executive Directors, and some awards to other eligible employees, are granted subject to the achievement of performance conditions set by the Remuneration Committee, which are normally measured over the vesting period.

Restricted stock units: Awards to eligible employees are granted subject to continued employment.

Awards are normally made annually and, except in exceptional circumstances, will not exceed three times salary for eligible employees. The plan provides for the grant of ‘nil cost options’ to participants as an alternative to conditional share awards. During the year, conditional rights over 805,045 (2016: 1,355,721, 2015: 1,803,308) shares were awarded to employees under the plan, comprising 280,458 (2016: 888,518, 2015: 1,803,308) performance-related awards and 524,587 (2016: 467,203, 2015: nil) restricted stock units.

New plan rules for the LTIP were approved by shareholders at the AGM on 2 May 2014, and apply to awards made in respect of the 2015-17 and subsequent LTIP cycles. The new plan rules contain substantially the same terms as the superseded plan rules.

LOGO	More detailed information on the performance measures for awards to Executive Directors is shown in the Directors’ Remuneration Report on pages 64 to 77.

The Group recognised a cost of $21m (2016: $17m, 2015: $19m) in operating profit and $2m (2016: $nil, 2015: $nil) within exceptional administrative expenses related to equity-settled share-based payment transactions during the year, net of amounts borne by the System Fund.

No aggregate consideration was received in respect of ordinary shares issued under option schemes during 2017, 2016 or 2015.

The Group uses separate option pricing models and assumptions depending on the plan. The following table sets out information about awards granted in 2017, 2016 and 2015:

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation and Binomial valuation model
	2017	2016	2015	2017	2016	2015
Weighted average share price	3,781.0p	2,725.0p	2,565.0p	4,300.0p	2,846.0p	2,634.0p
Expected dividend yield	n/a	n/a	n/a	2.05%	2.55%	2.34%
Risk-free interest rate				0.10%	0.36%	0.59%
Volatility[a]				24%	24%	22%

Term (years)	3.0	3.0	3.0	3.0	3.0	3.0

[a]	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Movements in the awards outstanding under the schemes are as follows:

	APP	LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2015	768	6,120	—
Granted	265	1,803	—
Vested	(307)	(1,278)	—
Lapsed or cancelled	(37)	(1,370)	—
Outstanding at 31 December 2015	689	5,275	—
Granted	336	889	467
Vested	(229)	(915)	—
Share capital consolidation	(104)	—	—
Lapsed or cancelled	(7)	(1,048)	(18)
Outstanding at 31 December 2016	685	4,201	449
Granted	235	280	525
Vested	(263)	(928)	—
Share capital consolidation	(21)	—	—
Lapsed or cancelled	(20)	(1,160)	(58)

Outstanding at 31 December 2017	616	2,393	916

Fair value of awards granted during the year (cents)
2017	4,959.3	4,133.2	5,251.0
2016	3,671.9	1,768.0	3,624.5
2015	3,874.5	1,734.5	—
Weighted average remaining contract life (years)
At 31 December 2017	1.2	0.6	1.7
At 31 December 2016	1.2	0.9	2.2

At 31 December 2015	1.2	1.1	—

The above awards do not vest until the performance and service conditions have been met.

The weighted average share price at the date of exercise for share awards vested during the year was 3,804.7p (2016: 2,511.1p). The closing share price on 31 December 2017 was 4,719.0p and the range during the year was 3,655.4p to 4,719.0p per share.